Subsidiaries (Details) - Schedule of Cash Flows Derived $ in Thousands	Dec. 31, 2023 USD ($)
Acquisition of GIS [Member]
Subsidiaries (Details) - Schedule of Cash Flows Derived [Line Items]
Cash and cash equivalents paid	$ (23,568)
Cash and cash equivalents	5,409
Total cash and cash equivalents	(18,159)
Acquisition of Formatec Holdings [Member]
Subsidiaries (Details) - Schedule of Cash Flows Derived [Line Items]
Cash and cash equivalents paid	(13,611)
Cash and cash equivalents	712
Acquisition of Essemtec [Member]
Subsidiaries (Details) - Schedule of Cash Flows Derived [Line Items]
Total cash and cash equivalents	$ (12,899)